ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

July 1, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information for the ALPS Hillman Active Value ETF with respect to the Registrant, effective June 28, 2021, do not differ from those filed in the Post-Effective Amendment No. 309 on June 25, 2021, which was filed electronically.

Sincerely,

/s/ Cara Owen

Cara Owen, Esq.

Secretary

cc:	Adam C. Teufel, Esq.

Dechert LLP